Accounts Payable And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Payables [Abstract]
Schedule of Accounts Payable and other liabilities

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Accounts payable and accrued liabilities	282,630	98,493
VAT payable	18,792	18,757
Customer loyalty rewards	24,787	29,508
Employee benefits payable	57,143	39,050
Dormant funds	7,308	8,379
Accrued interest on Senior Notes	33,347	—
Total accounts payable and other current liabilities	424,007	194,187
Long-term lease liability	2,088	—
Deferred contingent payment (note 26)	77,628	—
Total long-term payables	79,716	—